Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021	Dec. 31, 2019
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%
Tax years subject to tax audits		2025	2025			2021
Withholding income tax rate for dividends distributed by the PRC subsidiaries		10.00%	10.00%
Interest related to penalties		¥ 0
Significant impact on the unrecognized tax benefits for next twelve months	¥ 0	0
Deferred tax liabilities withholding income tax expenses	¥ 634,000	¥ 634,000		¥ 519,000	¥ 184,000
Dividend Withholding Tax Rate		10.00%	10.00%
Income tax expense		¥ 842,869	$ 120,529	845,022	630,023
Momo Technology HK Company Limited [Member]
Income Tax Contingency [Line Items]
Special dividends declared		¥ 800,000		¥ 6,000,000	1,800,000
High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate		15.00%	15.00%
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Income tax rate	17.00%
Operating loss carry forward	¥ 185,929	¥ 185,929
Income Taxes Rate of Foreign Statutory Corporate	17.00%
Beijing Momo IT [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries				10.00%
Dividend Withholding Tax Rate				10.00%
Parent Company [Member]
Income Tax Contingency [Line Items]
Withholding tax amount paid		¥ 480,000		¥ 200,000	¥ 180,000
PRC [Member]
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividends distributed by the PRC subsidiaries		10.00%	10.00%
Operating loss carry forward	¥ 996,783	¥ 996,783
Operating loss carry forward period		5 years	5 years	5 years
Dividend Withholding Tax Rate		10.00%	10.00%
Income tax expense		¥ 205,800
PRC [Member] | High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward period		10 years	10 years	10 years
PRC [Member] | Chengdu Momo Technology Company Limited Investment [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate		15.00%	15.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries		5.00%	5.00%
Dividend Withholding Tax Rate		5.00%	5.00%
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%				25.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward	¥ 264,172	¥ 264,172
Hong Kong [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries				5.00%
Dividend Withholding Tax Rate				5.00%
Withholding Tax Rate Reassessment Explanation		In 2025, the relevant tax authority reassessed such qualification and determined that the statutory withholding tax rate of 10% should apply. As a result, the Company recorded additional withholding tax for prior period distributions, which has been paid in full during 2025, and accrued withholding tax on undistributed earnings at the statutory rate of 10%. The Company will apply the 10% rate to accrue withholding tax for future earnings generated by Beijing Momo IT	In 2025, the relevant tax authority reassessed such qualification and determined that the statutory withholding tax rate of 10% should apply. As a result, the Company recorded additional withholding tax for prior period distributions, which has been paid in full during 2025, and accrued withholding tax on undistributed earnings at the statutory rate of 10%. The Company will apply the 10% rate to accrue withholding tax for future earnings generated by Beijing Momo IT
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise	25.00%	25.00%
Hong Kong [Member] | The first 2 million Hong Kong dollars of profits [Member]
Income Tax Contingency [Line Items]
Income tax rate		8.25%	8.25%
Income Taxes Rate of Foreign Statutory Corporate		8.25%	8.25%
Hong Kong [Member] | Remaining profits [Member]
Income Tax Contingency [Line Items]
Income tax rate		16.50%	16.50%
Income Taxes Rate of Foreign Statutory Corporate		16.50%	16.50%
Japan
Income Tax Contingency [Line Items]
Income tax rate		31.00%	31.00%
Operating loss carry forward	¥ 49,800	¥ 49,800
Income Taxes Rate of Foreign Statutory Corporate		31.00%	31.00%
FRANCE
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%
Operating loss carry forward	¥ 162,671	¥ 162,671
Income Taxes Rate of Foreign Statutory Corporate		25.00%	25.00%
Jurisdictions Outside Chinese Mainland [Member]
Income Tax Contingency [Line Items]
Income tax expense		¥ 637,100